Interim Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Basic and diluted loss per Ordinary share	$ 0.61	$ 0.56	$ 1.23	$ 1.03
Weighted average number of Ordinary shares used in computing basic and diluted loss per share	19,505,246	18,747,967	19,222,423	18,685,906